Non Current Liabilities - Convertible Note - Additional Information (Detail) - AUD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	May 11, 2015	Oct. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2023	Aug. 04, 2020	Nov. 30, 2019	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Proceeds from Issuance of warrants and convertible notes	$ 13,750,828
Convertible Notes issued					$ 13,750,828
Convertible Notes, Face value					$ 1
Convertible notes exercise price					$ 0.15
Interest rate					3.00%
Discount rate									15.00%
Exercise price							$ 0.235
Percentage of convertible notes converted to ordinary shares		6.25%	12.50%	75.00%
Percentage of convertible notes converted to ordinary shares in three issuances				25.00%
Percentage of original convertible notes balance remain outstanding						6.25%
Number of warrants lapsed unexercised							37,144,524
Number of shares converted into ordinary shares					7,261,072
Notional Amount					$ 1,089,161
Convertible instruments outstanding amount					859,427
March 18 2021 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued					3,437,707
May 14 2021 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued					3,437,707
June 7 2021 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued					3,437,707
March 14 2022 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued					1,718,853
October 14 2022 [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes issued					859,427
Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Face value					$ 0.15
Present Value of the Contractual Cash Flows [member]
Disclosure of detailed information about borrowings [line items]
Component of convertible note was initially recorded at fair value									$ 4,400,000
Warrants Exercise Price One [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback					8,475,995
Exercise price					$ 0.025
Warrants Exercise Price Two [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback					371,445,231
Exercise price					$ 0.0237
Restated Warrants Exercise Price One [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback								847,600
Exercise price								$ 0.248
Restated Warrants Exercise Price Two [member] | Restated Warants Issue After Share Consolidation [member]
Disclosure of detailed information about borrowings [line items]
Warrants granted to Ridgeback								37,144,524
Exercise price								$ 0.235